S000024760 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Franklin Equity Blended Benchmark (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.83%	11.93%	12.88%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		13.77%	11.91%	11.68%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.43%	9.15%	9.38%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.58%	8.46%	8.64%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		20.64%	13.33%	12.50%

[1]	Effective February 1, 2026, the Franklin Equity Blended Benchmark composition changed from 75% Russell 3000® Index, 19% MSCI EAFE Index-NR and 6% MSCI Emerging Markets Index-GD to 75% Russell 3000® Index and 25% MSCI All Country World Ex-U.S (the “New Composition”). The Investment Manager believes the New Composition better reflects the fund’s current portfolio. Prior to July 15, 2026, the Franklin Equity Blended Benchmark was named Putnam Equity Blended Benchmark.